OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER LIABILITIES
OTHER LIABILITIES	22. OTHER LIABILITIES

	Note	2019	2018
			(restated,
			note 1(b))

Defined benefit plans	31	$209.5	$153.3
Contingent considerations and future conditional adjustments		57.4	—
Other		65.3	88.9
		$332.2	$242.2